Income Taxes - Federal income tax rate (benefit) (Details)	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the statutory federal income tax rate (benefit)
Statutory Federal income tax rate	21.00%	21.00%
Meals & entertainment	0.10%	0.00%
Change in fair value of warrants liabilities	0.00%	0.00%
Change in Valuation Allowance	6.40%	(21.00%)
Change in Valuation Allowance	27.50%	0.00%